Note 3 - Discontinued Operations (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021
Notes Tables
Disposal Groups, Including Discontinued Operations [Table Text Block]
	June 30, 2021			March 31, 2021
	Continuing	Discontinued	Total	Continuing	Discontinued	Total
ASSETS
CURRENT ASSETS
Cash	$582,971	$112,696	$695,667	$793,040	$352,593	$1,145,633
Accounts receivable, net	-	643,594	643,594	-	400,175	400,175
Inventory, net	-	1,462,009	1,462,009	-	1,689,304	1,689,304
Prepaid and other current assets	296,081	30,458	326,539	256,251	52,492	308,743
TOTAL CURRENT ASSETS	879,052	2,248,757	3,127,809	1,049,291	2,494,564	3,543,855

Property and equipment, net	21,895	4,736,272	4,758,167	25,022	4,876,247	4,901,269
Intangible assets, net	1,797,920	571,264	2,369,184	1,706,762	571,264	2,278,026
Deposits and other noncurrent assets	-	75,469	75,469	-	82,904	82,904

TOTAL ASSETS	$2,698,867	$7,631,762	$10,330,629	$2,781,075	$8,024,979	$10,806,054

LIABILITIES
CURRENT LIABILITIES
Accounts payable	$1,463,806	$385,320	$1,849,126	$1,412,459	$509,477	$1,921,936
Accrued interest	521,145	49,211	570,356	493,741	49,211	542,952
Accrued expenses	1,031,003	122,714	1,153,717	957,946	105,421	1,063,367
Notes payable, net	3,619,186	485,000	4,104,186	3,594,804	485,000	4,079,804
Indebtedness to related parties	84,913	-	84,913	84,913	-	84,913
Income tax payable	-	793,292	793,292	-	761,509	761,509
Finance lease obligations, current	-	152,250	152,250	-	143,967	143,967
TOTAL CURRENT LIABILITIES	6,720,053	1,987,787	8,707,840	6,543,863	2,054,585	8,598,448

Convertible notes payable	305,877	-	305,877	292,410	-	292,410
Finance lease obligations, long term	-	3,347,363	3,347,363	-	3,389,124	3,389,124

TOTAL LIABILITIES	$7,025,930	$5,335,150	$12,361,080	$6,836,273	$5,443,709	$12,279,982
	For the Three Months Ended June 30,
	2021			2020
	Continuing	Discontinued	Total	Continuing	Discontinued	Total
Sales revenue	$-	$1,342,586	$1,342,586	$-	$551,197	$551,197
Cost of goods sold	-	(1,219,041)	(1,219,041)	-	(491,795)	(491,795)
Gross profit/(loss)	-	123,545	123,545	-	59,402	59,402
General and administrative expenses	493,405	84,078	577,483	515,253	289,455	804,708
INCOME/(LOSS) FROM OPERATIONS	(493,405)	39,467	(453,938)	(515,253)	(230,053)	(745,306)
OTHER EXPENSE
Interest expense	(65,254)	(102,331)	(167,585)	(662,370)	(132,943)	(795,313)
Debt default penalty	-	-	-	(286,059)	-	(286,059)
Other income/(expense)	-	20,889	20,889	(11,182)	-	(11,182)
Total other expense	(65,254)	(81,442)	(146,696)	(959,611)	(132,943)	(1,092,554)
LOSS BEFORE INCOME TAXES	(558,659)	(41,975)	(600,634)	(1,474,864)	(362,996)	(1,837,860)
Income tax expense	-	(31,783)	(31,783)	-	(8,840)	(8,840)
NET LOSS	$(558,659)	$(73,758)	$(632,417)	$(1,474,864)	$(371,836)	$(1,846,700)

	March 31, 2021			March 31, 2020
	Continuing	Discontinued Nevada Subsidiaries	Total	Continuing	Discontinued Nevada Subsidiaries	Total
ASSETS
CURRENT ASSETS
Cash	$793,040	$352,593	$1,145,633	$2,406	$149,360	$151,766
Accounts receivable, net	-	400,175	400,175	-	117,967	117,967
Inventory, net	-	1,689,304	1,689,304	-	1,445,839	1,445,839
Prepaid and other current assets	256,251	52,492	308,743	18,776	42,109	60,885
Note receivable	-	-	-	5,224,423	-	5,224,423
TOTAL CURRENT ASSETS	1,049,291	2,494,564	3,543,855	5,245,605	1,755,275	7,000,880

Property and equipment, net	25,022	4,876,247	4,901,269	37,821	5,496,012	5,533,833
Intangible assets, net	1,706,762	571,264	2,278,026	1,128,702	571,264	1,699,966
Deposits and other noncurrent assets	-	82,904	82,904	-	91,504	91,504
Operating lease right-of-use assets, net	-	-	-	-	26,685	26,685

TOTAL ASSETS	$2,781,075	$8,024,979	$10,806,054	$6,412,128	$7,940,740	$14,352,868

LIABILITIES
CURRENT LIABILITIES
Accounts payable	$1,412,459	$509,477	$1,921,936	$1,913,049	$646,865	$2,559,914
Accrued interest	493,741	49,211	542,952	366,865	30,787	397,652
Accrued expenses	957,946	105,421	1,063,367	813,618	74,394	888,012
Notes and convertible notes payable, net	3,594,804	485,000	4,079,804	5,054,728	480,000	5,534,728
Indebtedness to related parties	84,913	-	84,913	586,512	-	586,512
Note payable to related party	-	-	-	151,923	-	151,923
Income tax payable	-	761,509	761,509	-	592,982	592,982
Finance lease obligations, current	-	143,967	143,967	-	166,769	166,769
Operating lease obligations, current	-	-	-	-	7,265	7,265
TOTAL CURRENT LIABILITIES	6,543,863	2,054,585	8,598,448	8,886,695	1,999,062	10,885,757

Convertible notes payable, net	292,410	-	292,410	-	-	-
Operating lease obligations, long term	-	-	-	-	22,515	22,515
Finance lease obligations, long term	-	3,389,124	3,389,124	-	3,533,090	3,533,090

TOTAL LIABILITIES	$6,836,273	$5,443,709	$12,279,982	$8,886,695	$5,554,667	$14,441,362
	For the Year Ended March 31,			For the Year Ended March 31,
	2021			2020
	Continuing	Discontinued	Total	Continuing	Discontinued	Total
Sales revenue	$-	$4,110,456	$4,110,456	$-	$3,689,697	$3,689,697
Cost of goods sold	-	(3,506,722)	(3,506,722)	-	(4,576,627)	(4,576,627)
Gross profit (loss)	-	603,734	603,734	-	(886,930)	(886,930)
General and administrative expenses	2,001,617	276,986	2,278,603	5,741,514	2,034,612	7,776,126
Loss on impairment of long-lived assets	-	-	-	-	4,645,054	4,645,054
LOSS FROM OPERATIONS	(2,001,617)	326,748	(1,674,869)	(5,741,514)	(7,566,596)	(13,308,110)
OTHER INCOME/(EXPENSE)
Gain/(loss) on extinguishment	467,872	-	467,872	(216,954)	-	(216,954)
Gain on settlement of accounts payable	422,414	54,958	477,372	-	-	-
Gain on deconsolidation	-	-	-	4,393,242	-	4,393,242
Interest expense	(1,285,460)	(486,481)	(1,771,941)	(1,109,031)	(694,313)	(1,803,344)
Loss on modification of line of credit	(650,000)	-	(650,000)	-	-	-
Loss on modification of note receivable	-	-	-	(1,895,434)	-	(1,895,434)
Debt default penalty	(286,059)	-	(286,059)	-	-	-
Other expense	-	(118,875)	(118,875)	(179,368)	(14,880)	(194,248)
TOTAL OTHER INCOME/(EXPENSE)	(1,331,233)	(550,398)	(1,881,631)	992,455	(709,193)	283,262
NET LOSS BEFORE INCOME TAXES	(3,332,850)	(223,650)	(3,556,500)	(4,749,059)	(8,275,789)	(13,024,848)
Income tax expense	-	(168,527)	(168,527)	-	(86,837)	(86,837)
NET LOSS	$(3,332,850)	$(392,177)	$(3,725,027)	$(4,749,059)	$(8,362,626)	$(13,111,685)
	For the Year Ended March 31,			For the Year Ended March 31,
	2021			2020
	Nevada	Louisiana	Total	Nevada	Louisiana	Total
Sales revenue	$4,110,456	$-	$4,110,456	$3,120,620	$569,077	$3,689,697
Cost of goods sold	(3,506,722)	-	(3,506,722)	(4,002,083)	(574,544)	(4,576,627)
Gross profit (loss)	603,734	-	603,734	(881,463)	(5,467)	(886,930)
General and administrative expenses	276,986	-	276,986	741,999	1,292,613	2,034,612
Loss on impairment of long-lived assets	-	-	-	4,645,054	-	4,645,054
LOSS FROM OPERATIONS	326,748	-	326,748	(6,268,516)	(1,298,080)	(7,566,596)
OTHER INCOME/(EXPENSE)
Gain on settlement of accounts payable	54,958	-	54,958	-	-	-
Interest expense	(486,481)	-	(486,481)	(516,173)	(178,140)	(694,313)
Other expense	(118,875)	-	(118,875)	(14,880)	-	(14,880)
TOTAL OTHER INCOME/(EXPENSE)	(550,398)	-	(550,398)	(531,053)	(178,140)	(709,193)
NET LOSS BEFORE INCOME TAXES	(223,650)	-	(223,650)	(6,799,569)	(1,476,220)	(8,275,789)
Income tax expense	(168,527)	-	(168,527)	(86,837)	-	(86,837)
NET LOSS	$(392,177)	$-	$(392,177)	$(6,886,406)	$(1,476,220)	$(8,362,626)

Discontinued Operations, Held-for-sale or Disposed of by Sale [Member]
Notes Tables
Schedule of Inventory, Current [Table Text Block]
	June 30, 2021	March 31, 2021

Raw materials	$112,857	$86,076
Work in progress	814,166	743,844
Finished goods	601,807	866,195
Subtotal	1,528,830	1,696,115
Allowance to reduce inventory to net realizable value	(66,821)	(6,811)
Total inventory, net	$1,462,009	$1,689,304

	March 31, 2021	March 31, 2020

Raw materials	$86,076	$91,465
Work in progress	743,844	1,166,511
Finished goods	866,195	466,319
Subtotal	1,696,115	1,724,295
Allowance to reduce inventory to NRV	(6,811)	(278,456)
Total inventory, net	$1,689,304	$1,445,839

Finance Lease, Liability, Fiscal Year Maturity [Table Text Block]
Year Ending
March 31,	Finance Leases

2022 (9 months)	$409,235
2023	560,625
2024	577,444
2025	594,767
2026	612,610
Thereafter	3,168,492
Total minimum lease payments	5,923,173
Less: Amount representing interest	(2,423,560)
Present value of minimum lease payments	3,499,613
Less: Current maturities of capital lease obligations	(152,250)
Long-term capital lease obligations	$3,347,363

Year Ending
March 31,	Finance Leases

2022	$544,296
2023	560,625
2024	577,444
2025	594,767
2026	612,610
Thereafter	3,168,492
Total minimum lease payments	6,058,234
Less: Amount representing interest	(2,525,143)
Present value of minimum lease payments	3,533,091
Less: Current maturities of capital lease obligations	(143,967)
Long-term capital lease obligations	$3,389,124